BALANCE SHEETS (Parentheticals) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018
Preferred stock par value		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized		87,355,585	87,355,585	87,355,585
Preferred Stock, Shares Issued		87,355,585	87,355,585	87,355,585	206,815,077
Preferred Stock, Shares Outstanding		87,355,585	87,355,585	87,355,585
Common stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized		150,000,000	150,000,000	150,000,000
Common stock, shares issued		47,895,715	47,340,305	47,000,134
Common stock, shares outstanding		47,772,888	47,340,305	47,000,134
Northern Genesis Acquisition Corp. II
Shares subject to possible redemption	41,400,000	41,400,000	0
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,350,000	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000